Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials and components		$ 19,522	$ 21,402
Finished products	[1]	22,604	16,075
Inventories		$ 42,126	$ 37,477

[1]	Including amounts of $1,489 and $0 as of June 30, 2020 and December 31, 2019, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.